OTHER LIABILITIES - Disclosure Of Detailed Information About Other Liabilities - Narrative (Details)						2 Months Ended	12 Months Ended			21 Months Ended
	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 shares $ / shares	Apr. 14, 2021 USD ($)	Apr. 07, 2021 USD ($) shares	Apr. 07, 2021 shares $ / shares	Mar. 14, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 01, 2023 USD ($) shares	Oct. 18, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Number of securities called by warrant (in shares) | shares				1	1
Hold period							4 months
Share-based compensation arrangement by share-based payment award, percentage of outstanding warrant liability				40.00%
Share-based compensation arrangement by share-based payment award, outstanding of premier warrants (in shares) | shares				2,000,000.0
Class of warrant or right, issued for company settlement (in shares) | shares				800,000
Fair value adjustments of warrants							$ 0		$ 800,000		$ 500,000
Loss on warrants							1,040,000		2,515,000
Share-based payment liability							$ 983,000	$ 983,000	0	$ 983,000	983,000
Deferred consideration									42,543,000
Osgood Mining Company LLC
Disclosure of contingent liabilities [line items]
Number of other equity instruments issued in sharebased payment arrangement (in shares) | shares							350,000
Number of securities called by warrant (in shares) | shares	1	1
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares		$ 3.64
Hold period	4 months
Fair value adjustments of warrants	$ 6,100,000						$ 10,100,000		8,900,000
Warrants issued (in shares)			$ 12,100,000
Shares issued from exercise of warrants (in shares) | shares							350,000
RSUs and DSUs
Disclosure of contingent liabilities [line items]
Current portion of liabilities from share-based payment transactions							$ 400,000	$ 400,000	0	400,000	400,000
Share Purchase Warrants
Disclosure of contingent liabilities [line items]
Number of other equity instruments issued in sharebased payment arrangement (in shares) | shares				7,730,000
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares								$ 3.64
Hold period							4 months
Class of warrants or rights issued in consideration for warrants recognized				$ 2,900,000			$ 0		2,200,000
Ruby Hill, Nevada
Disclosure of contingent liabilities [line items]
Deferred consideration							45,805,000	$ 45,805,000	42,500,000	45,805,000	$ 45,805,000		$ 41,900,000
Gains (losses) on financial liabilities at fair value through profit or loss							(3,300,000)
Payments of deferred compensation						$ 27,000,000.0
Total consideration												$ 11,000,000.0
Business acquisition, equity interest issued or issuable (in shares) | shares												5,515,313
Financing Agreements
Disclosure of contingent liabilities [line items]
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares					$ 3.275
Fair value adjustments of warrants							$ 5,900,000		$ 3,500,000	$ 3,500,000
Warrants issued for financing arrangement (in shares) | shares				5,500,000
Exercise period of warrants				36 months
Warrant liability
Disclosure of contingent liabilities [line items]
Number of warrants outstanding (in shares) | shares							17,561,152	17,561,152	26,099,806	17,561,152	17,561,152